Revenues Recognition - Schedule of Revenues Disaggregated by Major Product Line (Detail) - LCP Edge Intermediate, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total net sales	$ 47,542	$ 32,536	$ 119,092	$ 166,623	$ 112,310
Delivery Systems [Member]
Disaggregation of Revenue [Line Items]
Total net sales	25,672	14,081	53,372	81,467	57,067
Consumables [Member]
Disaggregation of Revenue [Line Items]
Total net sales	$ 21,870	$ 18,455	$ 65,720	$ 85,156	$ 55,243